UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Investment Counsel Social Awareness Fund

FORM N-Q

OCTOBER 31, 2014

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	October 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.7%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 1.7%
BorgWarner Inc.	42,850	$2,443,307

Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	26,755	1,921,812

Multiline Retail - 1.5%
Target Corp.	33,525	2,072,515

Specialty Retail - 1.5%
TJX Cos. Inc.	33,680	2,132,618

Textiles, Apparel & Luxury Goods - 1.7%
V.F. Corp.	36,000	2,436,480

TOTAL CONSUMER DISCRETIONARY		11,006,732

CONSUMER STAPLES - 7.5%
Beverages - 0.8%
PepsiCo Inc.	12,645	1,216,070

Food & Staples Retailing - 2.3%
CVS Health Corp.	37,370	3,206,720

Food Products - 1.8%
Darling Ingredients Inc.	49,800	876,480	*
General Mills Inc.	31,140	1,618,034

Total Food Products		2,494,514

Household Products - 0.4%
Procter & Gamble Co.	6,830	596,054

Personal Products - 2.2%
Estee Lauder Cos. Inc., Class A Shares	40,780	3,065,840

TOTAL CONSUMER STAPLES		10,579,198

ENERGY - 8.6%
Energy Equipment & Services - 7.0%
FMC Technologies Inc.	39,340	2,204,614	*
National-Oilwell Varco Inc.	31,000	2,251,840
Schlumberger Ltd.	31,500	3,107,790
Tetra Technology Inc.	86,650	2,323,086

Total Energy Equipment & Services		9,887,330

Oil, Gas & Consumable Fuels - 1.6%
Noble Energy Inc.	37,500	2,161,125

TOTAL ENERGY		12,048,455

FINANCIALS - 10.9%
Banks - 4.7%
U.S. Bancorp	70,260	2,993,076
Wells Fargo & Co.	67,600	3,588,884

Total Banks		6,581,960

Capital Markets - 2.2%
Invesco Ltd.	37,800	1,529,766
T. Rowe Price Group Inc.	19,080	1,566,277

Total Capital Markets		3,096,043

Consumer Finance - 2.1%
American Express Co.	16,630	1,495,868
Discover Financial Services	23,170	1,477,783

Total Consumer Finance		2,973,651

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	SHARES	VALUE
Insurance - 1.1%
ACE Ltd.	14,310	$1,564,083

Real Estate Investment Trusts (REITs) - 0.8%
Crown Castle International Corp.	13,600	1,062,432

TOTAL FINANCIALS		15,278,169

HEALTH CARE - 10.2%
Biotechnology - 2.3%
Alexion Pharmaceuticals Inc.	9,240	1,768,166	*
Gilead Sciences Inc.	13,060	1,462,720	*

Total Biotechnology		3,230,886

Health Care Providers & Services - 3.1%
Express Scripts Holding Co.	23,550	1,809,111	*
UnitedHealth Group Inc.	26,580	2,525,366

Total Health Care Providers & Services		4,334,477

Health Care Technology - 2.6%
Cerner Corp.	56,640	3,587,578	*

Pharmaceuticals - 2.2%
Allergan Inc.	6,470	1,229,688
Novo-Nordisk A/S, ADR	42,220	1,907,500

Total Pharmaceuticals		3,137,188

TOTAL HEALTH CARE		14,290,129

INDUSTRIALS - 7.4%
Airlines - 1.4%
Delta Air Lines Inc.	50,600	2,035,638

Construction & Engineering - 1.5%
Quanta Services Inc.	62,490	2,129,659	*

Machinery - 2.8%
Danaher Corp.	34,550	2,777,820
Illinois Tool Works Inc.	12,540	1,141,767

Total Machinery		3,919,587

Road & Rail - 1.7%
Union Pacific Corp.	20,550	2,393,048

TOTAL INDUSTRIALS		10,477,932

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.5%
QUALCOMM Inc.	26,890	2,111,134

Electronic Equipment, Instruments & Components - 1.2%
Ingenico, ADR	83,080	1,660,770

Internet Software & Services - 4.8%
eBay Inc.	34,200	1,795,500	*
Google Inc., Class A Shares	2,590	1,470,783	*
Google Inc., Class C Shares	2,590	1,448,017	*
LinkedIn Corp., Class A Shares	8,610	1,971,346	*

Total Internet Software & Services		6,685,646

IT Services - 0.8%
Visa Inc., Class A Shares	4,840	1,168,521

Software - 1.6%
VMware Inc., Class A Shares	26,400	2,206,248	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	30,710	$3,316,680
NetApp Inc.	45,000	1,926,000

Total Technology Hardware, Storage & Peripherals		5,242,680

TOTAL INFORMATION TECHNOLOGY		19,074,999

MATERIALS - 2.1%
Chemicals - 2.1%
Air Products & Chemicals Inc.	15,114	2,035,251
Potash Corp. of Saskatchewan Inc.	28,365	969,232

TOTAL MATERIALS		3,004,483

UTILITIES - 1.6%
Water Utilities - 1.6%
American Water Works Co. Inc.	41,020	2,189,237

TOTAL COMMON STOCKS (Cost - $63,013,151)		97,949,334

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	1.934%	6/26/34	$665,000	694,498	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.796%	12/10/49	162,856	164,325	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	5,202	5,305
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	330,440	351,673
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	372,463	384,954
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	158,781	168,880
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	64,813	64,854
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	88,225	89,031
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	220,743	226,898
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	159,158	162,175
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	111,397	115,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,771,716)				1,733,723

CORPORATE BONDS & NOTES - 17.8%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	350,000	397,051

Media - 0.8%
Comcast Corp., Senior Notes	3.375%	2/15/25	210,000	212,180
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	721,453
Thomson Reuters Corp., Senior Notes	1.300%	2/23/17	100,000	100,026

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.8% (continued)
Viacom Inc., Senior Notes	2.500%	9/1/18	$150,000	$152,447

Total Media				1,186,106

TOTAL CONSUMER DISCRETIONARY				1,583,157

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	729,273

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	125,000	126,028

Oil, Gas & Consumable Fuels - 0.7%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	150,000	151,170
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	687,346
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	199,881

Total Oil, Gas & Consumable Fuels				1,038,397

TOTAL ENERGY				1,164,425

FINANCIALS - 9.7%
Banks - 4.8%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,088,198
Bank of America Corp., Senior Notes	1.350%	11/21/16	600,000	600,841
Bank of Montreal, Senior Notes	1.400%	9/11/17	225,000	225,322
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	253,858
Bank of Nova Scotia, Senior Notes	2.050%	10/30/18	350,000	351,154
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	467,159
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Notes	4.500%	1/11/21	1,000,000	1,105,144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	2.125%	10/13/15	450,000	457,352
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	568,401
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	200,000	225,534
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	577,024
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	380,000	420,318
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	455,358

Total Banks				6,795,663

Capital Markets - 1.6%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	416,274
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	438,894
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	438,745
Goldman Sachs Group Inc., Senior Notes	1.334%	11/15/18	450,000	455,053	(a)
Morgan Stanley, Subordinated Notes	5.000%	11/24/25	220,000	234,129
State Street Corp., Senior Notes	3.700%	11/20/23	200,000	207,717

Total Capital Markets				2,190,812

Consumer Finance - 0.3%
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	408,921

Diversified Financial Services - 1.2%
Intercontinental Exchange Inc., Senior Notes	2.500%	10/15/18	125,000	127,103
Intercontinental Exchange Inc., Senior Notes	4.000%	10/15/23	300,000	314,842
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	787,689
NYSE Euronext, Senior Notes	2.000%	10/5/17	400,000	405,932

Total Diversified Financial Services				1,635,566

Insurance - 0.3%
Aflac Inc., Senior Notes	4.000%	2/15/22	400,000	425,024

Real Estate Investment Trusts (REITs) - 1.5%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	137,186
Government Properties Income Trust, Senior Notes	3.750%	8/15/19	160,000	162,801

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - (continued)
HCP Inc., Senior Notes	2.625%	2/1/20	$750,000	$745,308
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	414,431
Hospitality Properties Trust, Senior Notes	4.650%	3/15/24	300,000	306,715
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	100,000
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	271,498

Total Real Estate Investment Trusts (REITs)				2,137,939

TOTAL FINANCIALS				13,593,925

HEALTH CARE - 1.5%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	390,684

Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	176,659
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	180,911

Total Health Care Equipment & Supplies				357,570

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	125,000	125,763

Pharmaceuticals - 0.9%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	363,475
Pfizer Inc., Senior Notes	1.100%	5/15/17	475,000	475,373
Wyeth, Notes	5.500%	2/15/16	425,000	451,886

Total Pharmaceuticals				1,290,734

TOTAL HEALTH CARE				2,164,751

INDUSTRIALS - 0.8%
Machinery - 0.1%
Flowserve Corp., Senior Notes	4.000%	11/15/23	150,000	154,088

Road & Rail - 0.7%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	892,761

TOTAL INDUSTRIALS				1,046,849

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.2%
Cisco Systems Inc., Senior Notes	2.125%	3/1/19	300,000	301,373

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	343,083

Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp., Senior Notes	2.500%	11/15/18	200,000	202,195
Intel Corp., Senior Notes	1.350%	12/15/17	350,000	349,378
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	420,000	423,522
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	400,000	390,072

Total Semiconductors & Semiconductor Equipment				1,365,167

Software - 0.6%
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	455,166
Oracle Corp., Senior Notes	2.800%	7/8/21	400,000	402,002

Total Software				857,168

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.100%	5/6/19	525,000	528,298

TOTAL INFORMATION TECHNOLOGY				3,395,089

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	730,369

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc., Senior Notes	1.984%	9/14/18	175,000	183,284	(a)

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	$400,000	$466,972

TOTAL TELECOMMUNICATION SERVICES				650,256

TOTAL CORPORATE BONDS & NOTES (Cost - $23,936,585)				25,058,094

MORTGAGE-BACKED SECURITIES - 1.8%
FHLMC - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	273,576	287,046
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	108,570	122,652
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	499,139	540,394
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	144,874	155,048
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	313,586	354,267
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	116,716	137,550
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	109,012	121,701

Total FHLMC				1,718,658

FNMA - 0.3%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	40	47
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	70,252	76,363
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	20,241	22,642
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	197,734	223,843

Total FNMA				322,895

GNMA - 0.3%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	350,945	389,144
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	41,853	50,302

Total GNMA				439,446

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,243,010)				2,480,999

MUNICIPAL BONDS - 0.3%
Pennsylvania - 0.3%
Montgomery County, PA, GO, Build America Bonds	5.400%	10/1/30	390,000	438,243
Montgomery County, PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,861	(b)

TOTAL MUNICIPAL BONDS (Cost - $404,964)				450,104

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%
U.S. Government Agencies - 3.0%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	500,000	490,008
Federal Home Loan Bank (FHLB), Bonds	2.500%	7/5/22	500,000	492,712
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	400,000	410,362
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	375,000	408,822
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	245,000	239,071
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	1,700,000	1,711,920
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	437,594

Total U.S. Government Agencies				4,190,489

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	7.875%	2/15/21	$275,000	$373,055
U.S. Treasury Bonds	6.250%	8/15/23	165,000	218,277
U.S. Treasury Bonds	3.500%	2/15/39	718,000	783,405
U.S. Treasury Bonds	4.375%	11/15/39	204,000	255,191
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,021,054
U.S. Treasury Notes	3.625%	8/15/19	210,000	229,671
U.S. Treasury Notes	2.625%	8/15/20	2,629,000	2,741,966
U.S. Treasury Notes	3.125%	5/15/21	150,000	160,500

Total U.S. Government Obligations				5,783,119

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,644,147)				9,973,608

TOTAL INVESTMENTS - 98.4% (Cost - $101,708,186#)				138,340,360
Other Assets in Excess of Liabilities - 1.6%				2,269,352

TOTAL NET ASSETS - 100.0%				$140,609,712

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GO	— General Obligation
PAC	— Planned Amortization Class

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder reports.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$97,949,334	—	—	$97,949,334
Asset-backed securities	—	$694,498	—	694,498
Collateralized mortgage obligations	—	1,733,723	—	1,733,723
Corporate bonds & notes	—	25,058,094	—	25,058,094
Mortgage-backed securities	—	2,480,999	—	2,480,999
Municipal bonds	—	450,104	—	450,104
U.S. government & agency obligations	—	9,973,608	—	9,973,608

Total investments	$97,949,334	$40,391,026	—	$138,340,360

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,546,091
Gross unrealized depreciation	(913,917)

Net unrealized appreciation	$36,632,174

Notes to Schedule of Investments (unaudited) (continued)

3. Subsequent event

On November 7, 2014, the Fund reorganization was completed in connection with the acquisition of Legg Mason Investment Counsel & Trust Co., N.A. (subsequently renamed 1919 Investment Counsel and Trust Company, N.A.) (“1919 ICTC”) from Legg Mason, Inc. (“Legg Mason”) by Stifel Financial Corp. (“Stifel”), a financial services holding company.

As part of the reorganization, the Fund’s assets were acquired, and its liabilities were assumed, by a newly organized series, 1919 Socially Responsive Balanced Fund (the “New Fund”) of the Trust for Advised Portfolios (the “TAP Trust”), in exchange for shares of the New Fund. Shares of the New Fund were distributed to Fund shareholders and the Fund was terminated.

In connection with the acquisition and reorganization, Legg Mason Investment Counsel, LLC, the Fund’s subadviser and wholly owned subsidiary of 1919 ICTC, was renamed 1919 Investment Counsel, LLC and became indirectly owned by Stifel, and serves as investment adviser to the New Fund. The New Fund maintains the continuity of the Fund’s investment program with certain differences, which are not expected to result in material differences in the ways the Fund was managed and the New Fund is managed. The Fund’s investment management agreement with Legg Mason Partners Fund Advisor, LLC and subadvisory agreement with Western Asset Management Company for the management of cash and short-term instruments, both wholly owned subsidiaries of Legg Mason, were terminated.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014